                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                                New York, NY 10281

November 7, 2007

VIA EDGAR
U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

       Re:        Oppenheimer Rochester General Municipal Fund
                  EDGAR Filing of Initial Registration Statement

Dear Madam/Sir:

         On behalf of Oppenheimer Rochester General Municipal Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933 (the "Securities
Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act") is the Fund's initial registration statement on Form N-1A (the "Registration Statement").  The Fund is concurrently filing its
Notification of Registration on Form N-8A.

         The Trustees of the Fund who are not "interested persons" of the Fund, as defined in the Investment
Company Act, have not, at the date hereof, been elected.  However, the Board of Trustees of the Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

         Pursuant to 1940 Act Release No. IC-13768 (February 15, 1984), the Fund requests selective review of this Registration Statement. The Fund believes that selective review is proper because: (1) it employs investment objectives, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and
(2) its Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

         For purposes of this selective review, please refer to the initial filings on Form N-1A for the following eight state-specific municipal funds, each of which commenced operations in 2006 (collectively referred to as the "State Specific Funds"), and to the initial filing on Form N-1A for the Oppenheimer Rochester Double
Tax-Free Municipals filed October 31, 2007 (collectively referred to as the "Double Tax-Free Fund"):

Oppenheimer Rochester Arizona Municipal Fund (Reg. No. 333-132778; 811-21877);
Oppenheimer Rochester Maryland Municipal Fund (Reg. No. 333-132779; 811-21878);
Oppenheimer Rochester Massachusetts Municipal Fund (Reg. No. 333-132781; 811-21879);
Oppenheimer Rochester Michigan Municipal Fund (Reg. No. 333-132782; 811-21880);
Oppenheimer Rochester Minnesota Municipal Fund (Reg. No. 333-132783; 811-21881);
Oppenheimer Rochester North Carolina Municipal Fund (Reg. No. 333-132784; 811-21882);
Oppenheimer Rochester Ohio Municipal Fund (Reg. No. 333-132785; 811-21883);
Oppenheimer Rochester Virginia Municipal Fund (Reg. No. 333-132786; 811-21884); and
Oppenheimer Rochester Double Tax-Free Municipals (Reg No. 333-147062; 811-22139).

         The eight State Specific Funds filed a combined initial registration statement on March 29, 2006.
Following a full review by the SEC staff, each fund's registration statement became effective and the funds commenced operations throughout 2006, with the latest effectiveness date being October 11, 2006, for the
Minnesota fund.

         The Double Tax-Free Fund filed its initial registration statement on October 31, 2007, for which the
Fund also requested selective review.

         For purposes of this selective review, this letter describes:  (1) any material changes from those filings by the State Specific Funds or the Double Tax-Free Fund; (2) any problem areas that warrant particular attention (none); (3) any new investment techniques, products or methods of distribution covered by the filing
(none); and (4) the identity of any prior filings, or portions thereof, that Registrant considers similar to, or intends as precedent for, the current filing.

Similarity to Prior Filings

         Except as set forth below, the Fund is substantially similar in all material respects to the State
Specific Funds which recently filed a registration statement on Form N-1A for full staff review on March 29, 2006 in connection with the initial registration of the funds and the Double Tax-Free Fund which most recently filed an initial registration statement on Form N-1A for selective review on October 31, 2007.

         Except as noted below, the Staff has reviewed the disclosure contained in the registration statements of the State Specific Funds and other funds in the OppenheimerFunds complex that are materially similar to relevant portions of the Fund's disclosure.

Differences between the Fund, the State Specific Funds and the Double Tax-Free Fund:

         1.   Investment Objective, Investment Techniques and Policies. The Fund's investment objective is similar to the State Specific Funds, except that the Fund seeks current interest income exempt from federal individual income taxes.  Each State Specific Fund seeks income exempt from federal and its specific state's income taxes. Unlike the State Specific Funds, but similar to Double-Tax Free
              Fund, the Fund's investment objective is a non-fundamental policy.

              The investment techniques and policies of the Fund are also similar to those of the State Specific
              Funds. The only significant difference is that each State Specific Fund invests in bonds issued primarily by its respective state whereas this Fund will invest in municipal securities throughout all 50 states.  Those differences are detailed in the accompanying Prospectus and Statement of
              Additional Information ("SAI").

         2.    Officers and Trustees. The Officers and Trustees of the Fund are virtually identical to those of other Board I funds in the OppenheimerFunds complex; with the exception that the one additional officer of the Fund's Manager is being named as an officer of the Fund and the Trustees'
              information has been updated to reflect certain board member changes.

         3.   Non-Material Differences.  The Fund's Registration Statement contains various nonmaterial disclosures that differ from those of the State Specific Funds. For example, the Registration
              Statement contains updated information on the number and identity of the Oppenheimer funds.

         4.   Part C. All  Exhibits  included  in Part C of the Fund's  Registration  Statement  are similar in all material  respects  to those of the  State  Specific  Funds,  except  that they may  contain  updated information.

Other Matters.  An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund's independent auditors, and the Opinion of Counsel are not included in this initial Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at the time of the filing of the Fund's Pre-Effective
Amendment, the Fund will request acceleration of the effective date of its Registration Statement to a date on or about January 15, 2008.

         In order to expedite review and achieve consistency, we request that you address any comments on this filing to:

                      Nancy S. Vann
                      Vice President & Associate Counsel
                      OppenheimerFunds, Inc.
                      Two World Financial Center
                      225 Liberty Street, 16th Floor
                      New York, New York 10281-1008
                      212.323.5089 / nvann@oppenheimerfunds.com

     Thank you for your attention to this matter.

Sincerely,

Randy Legg
Vice President & Associate Counsel

Encl.
cc:    Ronald M. Feiman, Esq.
       Vincent DiStefano, Esq. (SEC)
       Gloria LaFond
       Brian Petersen
       Brian Wixted
       Robert G. Zack, Esq.
       Phillip S. Gillespie, Esq.
       Taylor Edwards, Esq.